UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Short Duration Municipal Income Fund
Class A [SHDAX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Western Asset Short Duration Municipal Income Fund returned 4.41%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education
Western Asset Short Duration Municipal Income Fund	PAGE 1	7744-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,771 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.41	1.64	1.57
Class A (with sales charge)	1.98	1.18	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%
Western Asset Short Duration Municipal Income Fund	PAGE 2	7744-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration Municipal Income Fund	PAGE 3	7744-ATSR-0426

Western Asset Short Duration Municipal Income Fund
Class C [SHDLX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$94	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Western Asset Short Duration Municipal Income Fund returned 4.23%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education
Western Asset Short Duration Municipal Income Fund	PAGE 1	7746-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	4.23	1.32	1.24
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration Municipal Income Fund	PAGE 2	7746-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration Municipal Income Fund	PAGE 3	7746-ATSR-0426

Western Asset Short Duration Municipal Income Fund
Class C2 [CIABX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C2	$112	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C2 shares of Western Asset Short Duration Municipal Income Fund returned 3.84%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education
Western Asset Short Duration Municipal Income Fund	PAGE 1	7312-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C2 11/2/2020 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (11/2/2020)
Class C2	3.84	1.11	1.12
Bloomberg Municipal Bond Index	4.96	1.44	1.56
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration Municipal Income Fund	PAGE 2	7312-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration Municipal Income Fund	PAGE 3	7312-ATSR-0426

Western Asset Short Duration Municipal Income Fund
Class I [SMDYX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class I shares of Western Asset Short Duration Municipal Income Fund returned 4.57%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education
Western Asset Short Duration Municipal Income Fund	PAGE 1	7747-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class I	4.57	1.79	1.70
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration Municipal Income Fund	PAGE 2	7747-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration Municipal Income Fund	PAGE 3	7747-ATSR-0426

Western Asset Short Duration Municipal Income Fund
Class IS [SHDSX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$36	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class IS shares of Western Asset Short Duration Municipal Income Fund returned 4.62%. The Fund compares its performance to the  Bloomberg Municipal 3 Year (2-4) Index, which returned 4.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight local general obligation securities
↑	Issue selection within the transportation sector

Top detractors from performance:
↓	Underweight hospitals
↓	Issue selection within the industrial revenue sector
↓	Issue selection within education
Western Asset Short Duration Municipal Income Fund	PAGE 1	7985-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/15/2017 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (9/15/2017)
Class IS	4.62	1.88	1.93
Bloomberg Municipal Bond Index	4.96	1.44	2.40
Bloomberg Municipal 3 Year (2-4) Index	4.38	1.60	1.79
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$291,518,658
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$717,353
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration Municipal Income Fund	PAGE 2	7985-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration Municipal Income Fund	PAGE 3	7985-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $162,276 in February 28, 2025 and $163,899 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $29,250 in February 28, 2025 and $29,250 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in February 28, 2025 and $344,935 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short Duration Municipal Income Fund
Financial Statements and Other Important Information
Annual  | February 28, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
February 28, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.5%
Alabama — 4.2%
Black Belt Energy Gas District, AL, Gas Project Revenue:
Project No 7, Series C-2 (SIFMA Municipal Swap Index Yield + 0.350%)	2.230%	12/1/26	$840,000	$838,467 (a)(b)
Series C	5.000%	7/1/27	1,250,000	1,288,107
Series C	5.000%	7/1/28	1,500,000	1,574,036
Series E	5.000%	6/1/28	2,000,000	2,095,349 (a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/27	2,285,000	2,341,255
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.000%	1/1/27	750,000	760,955
Series B	5.000%	7/1/27	1,500,000	1,533,055
Series D	5.000%	9/1/29	240,000	255,828
Series D	5.000%	9/1/30	465,000	503,448
Series E	5.000%	10/1/28	1,000,000	1,058,607
Total Alabama				12,249,107
Arizona — 3.2%
Chandler, AZ, IDA Revenue, Intel Corp. Project	4.000%	6/1/29	3,955,000	4,069,939 (a)(b)(c)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series A, Refunding	4.125%	3/31/26	1,000,000	1,000,828 (a)(b)(c)
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	2,290,000	2,342,845
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,977,758 (a)(b)
Total Arizona				9,391,370
Arkansas — 0.7%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, Weyerhaeuser Company Project, Series 2025	3.875%	10/15/32	2,000,000	2,013,922 (a)(b)(c)
California — 8.6%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,435,000	2,482,339 (a)(b)
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	2.580%	6/1/26	$2,285,000	$2,282,170 (a)(b)
Gilroy, CA, USD, GO, Unrefunded, AG	0.000%	8/1/30	1,840,000	1,654,601
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.072%	11/15/27	2,000,000	2,025,802 (b)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/29	4,720,000	4,926,932 (c)
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/28	1,050,000	1,105,149
Sacramento County, CA, Airport System Senior Revenue:
Series A	5.000%	7/1/29	750,000	811,347 (c)
Series A	5.000%	7/1/30	500,000	552,027 (c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/30	4,825,000	5,328,438 (c)
Southern California Logistics Airport Authority Revenue, Junior Lien Tax Allocation, Series A, Refunding, AG	5.000%	12/1/29	900,000	998,962
Southern Kern, CA, USD, GO, Series A, AG	0.000%	11/1/32	1,825,000	1,527,427
Ventura County, CA, Rio Elementary School District, GO, BAN, BAM	0.000%	7/1/28	1,505,000	1,417,611
Total California				25,112,805
Colorado — 4.8%
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.000%	11/15/29	3,025,000	3,302,865 (c)
Series B, Refunding	5.000%	11/15/27	3,675,000	3,830,946 (c)
Subordinated, Series A, Refunding	5.000%	12/1/31	6,510,000	6,951,821 (c)
Total Colorado				14,085,632
Connecticut — 5.4%
Connecticut State HEFA Revenue, Yale University Issue, Series T-2	5.000%	7/1/29	3,000,000	3,278,610
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A, Refunding	0.600%	11/15/26	850,000	833,821
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State, GO:
Series A	5.000%	4/15/29	$4,300,000	$4,437,392
Series D, BAM-TCRS	4.000%	8/15/30	7,250,000	7,305,355
Total Connecticut				15,855,178
District of Columbia — 3.9%
District of Columbia Revenue, Children’s Hospital Obligated Group Issue, Refunding	5.000%	7/15/28	1,060,000	1,061,332
District of Columbia, GO, Series B, Refunding	5.000%	6/1/32	1,460,000	1,545,473
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/27	1,985,000	2,061,740 (c)
Series A, Refunding	5.000%	10/1/29	3,040,000	3,310,618 (c)
Series A, Refunding	5.000%	10/1/30	3,000,000	3,326,213 (c)
Total District of Columbia				11,305,376
Florida — 2.3%
Florida State Insurance Assistance Interlocal Agency Inc., Insurance Assessment Revenue, Series A-1, Refunding	5.000%	9/1/28	4,500,000	4,558,692
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Series A	5.000%	10/1/30	1,685,000	1,823,339 (c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	175,000	175,140
Total Florida				6,557,171
Georgia — 2.3%
Atlanta, GA, Department of Aviation Revenue, Green Bonds, Series B-1	5.000%	7/1/32	1,265,000	1,439,576 (c)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project, Series A, Refunding	3.600%	2/1/30	1,310,000	1,352,779 (a)(b)
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	5.000%	12/1/26	1,000,000	1,016,767
Series A	5.000%	12/1/27	500,000	518,970
Series E	5.000%	12/1/27	650,000	672,632
Series E	5.000%	12/1/31	1,500,000	1,638,191
Total Georgia				6,638,915
Illinois — 2.7%
Illinois State, GO:
Series A	5.000%	3/1/28	2,200,000	2,313,295
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series B	5.000%	5/1/29	$1,525,000	$1,646,008
Series of October 2016, Refunding	5.000%	2/1/28	2,650,000	2,712,698
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series B, Refunding	4.000%	12/15/27	1,270,000	1,297,932
Total Illinois				7,969,933
Indiana — 3.6%
Indiana State Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,506,101
Indiana State Finance Authority Revenue, Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/29	1,310,000	1,435,111
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/29	7,030,000	7,498,406 (c)
Total Indiana				10,439,618
Iowa — 0.2%
Iowa Tobacco Settlement Authority Revenue, Asset-Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	525,562
Kentucky — 1.8%
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	2,000,000	2,034,102 (a)(b)(c)
Trimble County, KY, PCR, Louisville Gas and Electric Company Project, Series A, Refunding	0.625%	9/1/26	3,250,000	3,212,928
Total Kentucky				5,247,030
Louisiana — 3.9%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.150%	9/1/27	3,000,000	3,056,792
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	185,000	184,741 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,955,000	4,950,901 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	3,025,000	3,078,349 (a)(b)
Total Louisiana				11,270,783
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Maryland — 1.3%
Maryland State Health & Higher EFA Revenue, University of Maryland, Medical System Issue, Series A, Refunding	5.000%	7/1/29	$1,770,000	$1,920,101
Maryland State, GO, State and Local Facilities Loan, Series A	5.000%	3/15/31	1,670,000	1,764,447
Total Maryland				3,684,548
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Seven Hills Foundation and Affiliates Issue, Refunding	5.250%	9/1/26	880,000	889,902
Michigan — 2.6%
Michigan State Finance Authority Revenue, Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,282,657
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,636,667
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Series C, Unrefunded	5.000%	12/1/32	1,420,000	1,482,225
Michigan State Strategic Fund Ltd. Obligation Revenue:
Consumers Energy Co. Project, Remarketing	0.875%	10/8/26	1,335,000	1,312,441 (a)(b)(c)
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	2,002,903 (a)(b)(c)
Total Michigan				7,716,893
Mississippi — 0.3%
Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	875,000	925,339
Missouri — 1.4%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	4.050%	7/1/30	2,530,000	2,609,597 (a)(b)(c)
Missouri State HEFA Revenue, BJC Health System, Series A, Refunding	5.000%	7/1/32	1,200,000	1,346,078
Total Missouri				3,955,675
Nebraska — 0.7%
Sarpy County, NE, School District No 37, Gretna Public Schools, GO, AG	5.000%	12/15/30	2,025,000	2,113,974
New Jersey — 8.1%
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding, BAM	5.000%	7/1/27	445,000	458,625
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding, BAM	5.000%	7/1/28	$5,005,000	$5,163,072
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,248,957 (a)(b)(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	5.000%	6/15/30	1,500,000	1,669,838
Transportation System, CAB, Series A, BAM- TCRS	0.000%	12/15/27	5,795,000	5,561,287
Transportation System, CAB, Series C, AG	0.000%	12/15/29	2,830,000	2,585,299
Transportation System, CAB, Series C, AG	0.000%	12/15/32	2,905,000	2,428,611
Transportation System, Series C, NATL	0.000%	12/15/30	525,000	464,296
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	2,036,524
Newark, NJ, GO, Qualified General Improvement, Series A, Refunding, State Aid Withholding	5.000%	7/15/29	1,000,000	1,079,670
Total New Jersey				23,696,179
New Mexico — 0.5%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue:
Series 2025, Refunding	5.000%	5/1/28	640,000	669,387
Series 2025, Refunding	5.000%	5/1/29	850,000	904,736
Total New Mexico				1,574,123
New York — 11.2%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	2,285,000	2,340,569
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/28	1,705,000	1,720,258 (a)(b)
Series B	3.000%	9/1/29	5,215,000	5,242,145 (a)(b)
Series B, Refunding	1.500%	9/1/26	3,680,000	3,656,478 (a)(b)
Series B, Refunding	5.000%	9/1/27	3,630,000	3,720,937 (a)(b)
MTA, NY, Transportation Revenue, Green Bonds, Series B-1, Refunding	5.000%	11/15/35	100,000	104,057
New York City, NY, HDC, MFH Revenue, Green Bonds, Series G, FHA, Refunding	0.600%	11/1/26	940,000	923,064
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	2.250%	8/1/26	625,000	623,258 (c)
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Port Authority of New York & New Jersey Revenue:
Consolidated Series 207, Refunding	5.000%	9/15/32	$1,440,000	$1,503,978 (c)
Consolidated Series 249, Refunding	5.000%	10/15/30	3,000,000	3,324,389 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
Payroll Mobility Tax BAN, Series A-2	5.000%	2/1/29	2,500,000	2,699,145
Payroll Mobility Tax BAN, Series B-2	5.000%	3/15/29	6,200,000	6,748,268
Total New York				32,606,546
North Carolina — 1.3%
North Carolina State Turnpike Authority, Triangle Expressway System Turnpike Revenue, Senior Lien, Refunding, AG	5.000%	1/1/33	3,455,000	3,675,814
Ohio — 1.8%
Columbus Ohio Regional Airport Authority Revenue, John Glenn Columbus International Airport, Series A, Refunding	5.000%	1/1/30	500,000	541,879 (c)
Ohio State Air Quality Development Authority Revenue, American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,040,000	1,056,561 (c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,470,000	3,644,443
Total Ohio				5,242,883
Oregon — 1.9%
Clackamas County, OR, School District No 62, Oregon City, GO, CAB, Series A, School Bond Guaranty	0.000%	6/15/29	400,000	368,915
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B, School Bond Guaranty	0.000%	6/15/27	1,320,000	1,275,402
Salem-Keizer, OR, School District No 24J, GO:
Marion and Polk Counties, School Bond Guaranty	5.000%	6/15/31	2,050,000	2,181,725
Series B, School Bond Guaranty	0.000%	6/15/28	875,000	826,946
Series B, School Bond Guaranty	0.000%	6/15/30	1,050,000	939,556
Total Oregon				5,592,544
South Carolina — 1.2%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.359%	3/1/31	2,000,000	2,079,845 (a)(b)
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina State Public Service Authority Revenue, Santee Cooper, Series B, Refunding	5.000%	12/1/28	$1,375,000	$1,475,355
Total South Carolina				3,555,200
Tennessee — 1.1%
Metropolitan Government of Nashville & Davidson County, TN, HEFA Revenue, The Vanderbilt University, Refunding	5.000%	10/1/34	1,010,000	1,208,435
Tennessee State Housing Development Agency Residential Finance Program Revenue, Series B	3.550%	7/1/30	2,090,000	2,090,687
Total Tennessee				3,299,122
Texas — 14.1%
Central Texas Turnpike System Revenue, Series C, Refunding	5.000%	8/15/31	1,000,000	1,130,729
Dallas And Fort Worth, TX, International Airport Authority Revenue:
Series A-2, Refunding	5.000%	11/1/29	2,970,000	3,187,416 (a)(b)(c)
Series A-2, Refunding	5.000%	11/1/32	1,000,000	1,121,066 (a)(b)(c)
Denton, TX, ISD, GO, Unlimited Tax School Building Bonds, Series B-2, PSF - GTD	4.000%	8/15/30	4,120,000	4,386,394 (a)(b)
Fort Bend, TX, ISD, GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	1,600,000	1,582,886 (a)(b)
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/29	375,000	398,046 (c)
First Lien, Series A	5.000%	8/1/30	550,000	593,117 (c)
First Lien, Series A	5.000%	8/1/31	1,015,000	1,108,617 (c)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	1,030,924 (a)(b)
Lower Colorado River, TX, Authority Revenue, Series B, Refunding	5.000%	5/15/32	2,000,000	2,251,439 (a)(b)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	300,000	314,574 (a)(b)(c)
North Texas Tollway Authority Revenue:
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/30	2,950,000	2,680,829
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/31	2,910,000	2,570,335
San Antonio, TX, Electric and Gas Revenue, Variable Rate Junior Lien, Series A, Refunding	3.200%	12/1/30	3,000,000	3,054,889 (a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series F	5.000%	5/1/30	350,000	383,951 (a)(b)
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	3.370%	12/15/26	$1,045,000	$1,045,118 (b)
Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, Series C (3 mo. Term SOFR x 0.660 + 0.863%)	3.320%	9/15/27	615,000	616,309 (b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,897,386
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/27	1,250,000	1,274,624
Texas State College Student Loan Bonds, GO, Series 2016	5.500%	8/1/28	3,535,000	3,579,867 (c)
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Refunding	0.560%	4/1/26	1,500,000	1,496,704
Texas State Transportation Commission Revenue, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,494,768 (a)(b)
Troy, TX, ISD, GO, CAB, Refunding, PSF - GTD	0.000%	8/1/29	925,000	843,828
Total Texas				41,043,816
Utah — 1.2%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/29	2,500,000	2,694,505 (c)
Series A	5.000%	7/1/32	705,000	725,657 (c)
Total Utah				3,420,162
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series B, Private Activity, Refunding	5.000%	8/1/28	1,060,000	1,124,609 (c)
Series B, Refunding	5.000%	7/1/29	2,020,000	2,187,924 (c)
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	2.130%	11/1/26	1,000,000	994,045 (a)(b)
Total Washington				4,306,578
West Virginia — 0.4%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Appalachian Power Co. AMOS Project, Series A	3.300%	9/1/28	1,000,000	1,014,773 (a)(b)(c)
Total Investments before Short-Term Investments (Cost — $281,869,358)				286,976,473
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
California — 0.0%††
Regents of the University of California, CA, General Revenue, Series AL-2, Refunding	0.400%	5/15/48	$100,000	$100,000 (d)(e)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	1.800%	10/1/42	100,000	100,000 (d)(e)
Missouri — 0.1%
Missouri State HEFA Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	1.000%	10/1/35	230,000	230,000 (d)(e)
New York — 0.2%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.950%	11/1/31	390,000	390,000 (d)(e)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	0.950%	8/1/43	100,000	100,000 (d)(e)
Total New York				490,000
Texas — 0.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series 2, LOC - TD Bank N.A.	1.850%	10/1/45	1,300,000	1,300,000 (d)(e)
Utah — 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	1.000%	5/15/58	150,000	150,000 (d)(e)

Total Short-Term Investments (Cost — $2,370,000)				2,370,000
Total Investments — 99.3% (Cost — $284,239,358)				289,346,473
Other Assets in Excess of Liabilities — 0.7%				2,172,185
Total Net Assets — 100.0%				$291,518,658

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

 Western Asset Short Duration Municipal Income Fund
††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Short Duration Municipal Income Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments, at value (Cost — $284,239,358)	$289,346,473
Cash	1,902
Interest receivable	2,703,352
Receivable for Fund shares sold	13,260
Prepaid expenses	38,327
Total Assets	292,103,314
Liabilities:
Payable for Fund shares repurchased	280,170
Fund accounting fees payable	64,528
Investment management fee payable	61,932
Audit and tax fees payable	51,764
Distributions payable	44,095
Transfer agent fees payable	43,075
Service and/or distribution fees payable	25,348
Accrued expenses	13,744
Total Liabilities	584,656
Total Net Assets	$291,518,658
Net Assets:
Par value (Note 7)	$569
Paid-in capital in excess of par value	313,787,490
Total distributable earnings (loss)	(22,269,401)
Total Net Assets	$291,518,658
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Statement of Assets and Liabilities (cont’d)
February 28, 2026
Net Assets:
Class A	$192,237,228
Class C	$7,308,175
Class C2	$657,237
Class I	$82,837,579
Class IS	$8,478,439
Shares Outstanding:
Class A	37,529,358
Class C	1,425,874
Class C2	128,365
Class I	16,172,997
Class IS	1,653,392
Net Asset Value:
Class A (and redemption price)	$5.12
Class C (and redemption price)	$5.13
Class C2 (and redemption price)	$5.12
Class I (and redemption price)	$5.12
Class IS (and redemption price)	$5.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.24
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Statement of Operations
For the Year Ended February 28, 2026

Investment Income:
Interest	$9,506,766
Expenses:
Investment management fee (Note 2)	916,814
Service and/or distribution fees (Notes 2 and 5)	350,196
Transfer agent fees (Notes 2 and 5)	229,329
Registration fees	90,948
Fund accounting fees	69,564
Audit and tax fees	53,714
Legal fees	19,577
Shareholder reports	14,934
Trustees’ fees	7,398
Insurance	2,196
Commitment fees (Note 8)	2,081
Custody fees	2,029
Interest expense	475
Miscellaneous expenses	11,394
Total Expenses	1,770,649
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(199,461)
Net Expenses	1,571,188
Net Investment Income	7,935,578
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	948,211
Change in Net Unrealized Appreciation (Depreciation) From Investments	4,332,180
Net Gain on Investments	5,280,391
Increase in Net Assets From Operations	$13,215,969
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended February 28,	2026	2025
Operations:
Net investment income	$7,935,578	$8,234,369
Net realized gain (loss)	948,211	(1,720,575)
Change in net unrealized appreciation (depreciation)	4,332,180	4,913,063
Increase in Net Assets From Operations	13,215,969	11,426,857
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,862,432)	(8,221,657)
Decrease in Net Assets From Distributions to Shareholders	(7,862,432)	(8,221,657)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,154,934	45,221,524
Reinvestment of distributions	7,253,586	7,489,805
Cost of shares repurchased	(71,837,270)	(130,366,071)
Decrease in Net Assets From Fund Share Transactions	(37,428,750)	(77,654,742)
Decrease in Net Assets	(32,075,213)	(74,449,542)
Net Assets:
Beginning of year	323,593,871	398,043,413
End of year	$291,518,658	$323,593,871
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$5.03	$4.98	$4.91	$5.05	$5.17
Income (loss) from operations:
Net investment income	0.13	0.11	0.10	0.07	0.05
Net realized and unrealized gain (loss)	0.09	0.05	0.07	(0.14)	(0.12)
Total income (loss) from operations	0.22	0.16	0.17	(0.07)	(0.07)
Less distributions from:
Net investment income	(0.13)	(0.11)	(0.10)	(0.07)	(0.05)
Total distributions	(0.13)	(0.11)	(0.10)	(0.07)	(0.05)
Net asset value, end of year	$5.12	$5.03	$4.98	$4.91	$5.05
Total return[3]	4.41%	3.32%	3.50%	(1.45)%	(1.41)%
Net assets, end of year (millions)	$192	$210	$247	$304	$373
Ratios to average net assets:
Gross expenses	0.62%	0.60%	0.57%	0.56%	0.55%
Net expenses[4,5]	0.55	0.55	0.55	0.55	0.55
Net investment income	2.56	2.28	2.03	1.35	0.96
Portfolio turnover rate	25%	26%	33%	28%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$5.03	$4.99	$4.91	$5.06	$5.17
Income (loss) from operations:
Net investment income	0.11	0.10	0.08	0.05	0.03
Net realized and unrealized gain (loss)	0.10	0.04	0.08	(0.15)	(0.11)
Total income (loss) from operations	0.21	0.14	0.16	(0.10)	(0.08)
Less distributions from:
Net investment income	(0.11)	(0.10)	(0.08)	(0.05)	(0.03)
Total distributions	(0.11)	(0.10)	(0.08)	(0.05)	(0.03)
Net asset value, end of year	$5.13	$5.03	$4.99	$4.91	$5.06
Total return[3]	4.23%	2.75%	3.34%	(1.98)%	(1.55)%[4]
Net assets, end of year (000s)	$7,308	$10,858	$18,917	$41,548	$90,990
Ratios to average net assets:
Gross expenses	0.96%	0.95%	0.92%	0.91%	0.89%
Net expenses[5]	0.92 [6]	0.91 [6]	0.91 [6]	0.91	0.89 [6]
Net investment income	2.18	1.90	1.65	0.94	0.63
Portfolio turnover rate	25%	26%	33%	28%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -1.75% for the year ended February 28, 2022.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C2 Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$5.03	$4.98	$4.91	$5.05	$5.17
Income (loss) from operations:
Net investment income	0.10	0.09	0.07	0.04	0.02
Net realized and unrealized gain (loss)	0.09	0.05	0.07	(0.14)	(0.12)
Total income (loss) from operations	0.19	0.14	0.14	(0.10)	(0.10)
Less distributions from:
Net investment income	(0.10)	(0.09)	(0.07)	(0.04)	(0.02)
Total distributions	(0.10)	(0.09)	(0.07)	(0.04)	(0.02)
Net asset value, end of year	$5.12	$5.03	$4.98	$4.91	$5.05
Total return[3]	3.84%	2.77%	2.95%	(1.95)%	(1.91)%
Net assets, end of year (000s)	$657	$691	$845	$959	$1,319
Ratios to average net assets:
Gross expenses	1.14%	1.12%	1.09%	1.06%	1.05%
Net expenses[4]	1.10 [5]	1.08 [5]	1.08 [5]	1.06	1.05 [5]
Net investment income	2.01	1.75	1.51	0.79	0.45
Portfolio turnover rate	25%	26%	33%	28%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$5.03	$4.98	$4.91	$5.05	$5.17
Income (loss) from operations:
Net investment income	0.14	0.12	0.11	0.07	0.06
Net realized and unrealized gain (loss)	0.09	0.05	0.07	(0.14)	(0.12)
Total income (loss) from operations	0.23	0.17	0.18	(0.07)	(0.06)
Less distributions from:
Net investment income	(0.14)	(0.12)	(0.11)	(0.07)	(0.06)
Total distributions	(0.14)	(0.12)	(0.11)	(0.07)	(0.06)
Net asset value, end of year	$5.12	$5.03	$4.98	$4.91	$5.05
Total return[3]	4.57%	3.48%	3.65%	(1.32)%	(1.26)%
Net assets, end of year (000s)	$82,838	$93,990	$126,663	$184,211	$341,989
Ratios to average net assets:
Gross expenses	0.47%	0.47%	0.44%	0.43%	0.42%
Net expenses[4,5]	0.40	0.40	0.40	0.40	0.40
Net investment income	2.71	2.42	2.17	1.45	1.11
Portfolio turnover rate	25%	26%	33%	28%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$5.04	$4.99	$4.91	$5.05	$5.17
Income (loss) from operations:
Net investment income	0.14	0.13	0.11	0.08	0.06
Net realized and unrealized gain (loss)	0.09	0.04	0.08	(0.14)	(0.12)
Total income (loss) from operations	0.23	0.17	0.19	(0.06)	(0.06)
Less distributions from:
Net investment income	(0.14)	(0.12)	(0.11)	(0.08)	(0.06)
Total distributions	(0.14)	(0.12)	(0.11)	(0.08)	(0.06)
Net asset value, end of year	$5.13	$5.04	$4.99	$4.91	$5.05
Total return[3]	4.62%	3.53%	3.91%	(1.25)%	(1.21)%
Net assets, end of year (000s)	$8,478	$8,208	$4,882	$5,721	$6,653
Ratios to average net assets:
Gross expenses	0.39%	0.39%	0.37%	0.35%	0.35%
Net expenses[4,5]	0.35	0.35	0.35	0.35	0.34
Net investment income	2.76	2.51	2.24	1.55	1.16
Portfolio turnover rate	25%	26%	33%	28%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$286,976,473	—	$286,976,473
Short-Term Investments†	—	2,370,000	—	2,370,000
Total Investments	—	$289,346,473	—	$289,346,473

†	See Schedule of Investments for additional detailed categorizations.
(b) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C2, Class I and Class IS shares did not exceed 0.55%, 1.05%, 1.20%, 0.40% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $199,461.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at February 28, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C2	Class I	Class IS
Expires February 28, 2027	$120,398	$5,351	$269	$71,901	$2,769
Expires February 29, 2028	132,233	3,410	267	60,330	3,221
Total fee waivers/expense reimbursements subject to recapture	$252,631	$8,761	$536	$132,231	$5,990
For the year ended February 28, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended February 28, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,660 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended February 28, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$3,674
CDSCs	522
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2026, such purchase and sale transactions (excluding accrued interest) were $62,400,000 and $64,070,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the year ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$75,650,679
Sales	112,229,435
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$283,878,936	$6,002,799	$(535,262)	$5,467,537
4. Derivative instruments and hedging activities
During the year ended February 28, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C2 shares calculated at the annual rate of 0.15%, 0.50% and 0.65% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended February 28, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$302,625	$153,153
Class C	43,196	6,028
Class C2	4,375	686
Class I	—	69,372
Class IS	—	90
Total	$350,196	$229,329
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
For the year ended February 28, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$132,233
Class C	3,410
Class C2	267
Class I	60,330
Class IS	3,221
Total	$199,461
6. Distributions to shareholders by class

	Year Ended February 28, 2026	Year Ended February 28, 2025
Net Investment Income:
Class A	$5,119,824	$5,108,909
Class C	186,481	279,940
Class C2	13,391	12,936
Class I	2,325,488	2,633,567
Class IS	217,248	186,305
Total	$7,862,432	$8,221,657
7. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,317,764	$16,749,950	4,869,117	$24,322,099
Shares issued on reinvestment	949,947	4,804,838	944,587	4,718,914
Shares repurchased	(8,448,767)	(42,724,013)	(13,605,952)	(67,993,437)
Net decrease	(4,181,056)	$(21,169,225)	(7,792,248)	$(38,952,424)
Class C
Shares sold	53,405	$270,917	179,069	$892,450
Shares issued on reinvestment	36,812	186,191	55,935	279,504
Shares repurchased	(821,274)	(4,144,321)	(1,871,528)	(9,358,927)
Net decrease	(731,057)	$(3,687,213)	(1,636,524)	$(8,186,973)

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class C2
Shares sold	8,046	$40,488	37,054	$184,333
Shares issued on reinvestment	2,649	13,391	2,590	12,936
Shares repurchased	(19,667)	(99,159)	(71,850)	(359,201)
Net decrease	(8,972)	$(45,280)	(32,206)	$(161,932)
Class I
Shares sold	1,556,304	$7,852,054	3,016,738	$15,069,504
Shares issued on reinvestment	401,857	2,031,918	458,904	2,292,189
Shares repurchased	(4,468,633)	(22,539,109)	(10,206,462)	(50,951,462)
Net decrease	(2,510,472)	$(12,655,137)	(6,730,820)	$(33,589,769)
Class IS
Shares sold	441,396	$2,241,525	953,963	$4,753,138
Shares issued on reinvestment	42,901	217,248	37,212	186,262
Shares repurchased	(460,462)	(2,330,668)	(340,401)	(1,703,044)
Net increase	23,835	$128,105	650,774	$3,236,356
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2026.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended February 28, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$7,817,561	$8,221,408
Ordinary income	44,871	249
Total distributions paid	$7,862,432	$8,221,657
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
As of February 28, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$1,334,325
Deferred capital losses*	(29,027,168)
Other book/tax temporary differences(a)	(44,095)
Unrealized appreciation (depreciation)(b)	5,467,537
Total distributable earnings (loss) — net	$(22,269,401)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Short Duration Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Short Duration Municipal Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Short Duration Municipal Income Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$7,817,561
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$7,572
Section 163(j) Interest Earned	§163(j)	$7,572
Interest Earned from Federal Obligations	Note (1)	$185
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Short Duration Municipal Income Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Short Duration Municipal Income Fund

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Western Asset
Short Duration Municipal Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short Duration Municipal Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short Duration Municipal Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90279-AFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026